Share Capital (Schedule of Bonus Share) (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Allocated Bonus Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding share authorized	2,700,000	3,150,000
Forfeited		(450,000)
Outstanding share authorized	2,700,000	2,700,000
Unissued Bonus Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding share authorized	3,640,000	3,640,000
Outstanding share authorized	3,640,000	3,640,000